Mortgage Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Future Principal Payments	The future principal payments required under the loan are as follows:

Remainder of 2016	$3,976
2017	8,288
2018	8,758
2019	9,254
2020	9,778
2021	10,332
2022 and beyond	30,507

$80,893

The future principal payments required under the loan are as follows:

2016	$7,844
2017	8,288
2018	8,758
2019	9,254
2020	9,778
2021 and beyond	40,839

Total	$84,761